Commitments and Contingencies - Letters of Credit and Purchase Commitments - Additional Information (Detail)		12 Months Ended
	Jun. 17, 2015 USD ($) Metric_Ton	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 17, 2015 USD ($)
Loss Contingencies [Line Items]
Outstanding letters of credit		$ 81,900,000	$ 82,300,000
Aggregate amount of payments made under long-term raw material purchase agreements			80,100,000
Amount of raw material purchases		245,300,000
Account payable for raw material purchases		$ 12,100,000
Ownership interest (as a percent)		50.00%
Eagle US 2 LLC [Member]
Loss Contingencies [Line Items]
Amount of capital committed in LACC	$ 225,000,000
Percentage of interest in LACC	10.00%
LACC,LLC [Member]
Loss Contingencies [Line Items]
Amount of annual capital committed in LACC				$ 50,000,000
Ethane Cracker [Member] | LACC,LLC [Member]
Loss Contingencies [Line Items]
Annual production capacity | Metric_Ton	1,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Terms of letters of credit		1 year
Maximum [Member] | Eagle US 2 LLC [Member]
Loss Contingencies [Line Items]
Percentage of ownership	50.00%
Minimum [Member]
Loss Contingencies [Line Items]
Terms of letters of credit		1 month
RS Cogen [Member]
Loss Contingencies [Line Items]
Ownership interest (as a percent)		50.00%
Future commitment per year to purchase electricity and steam from the joint venture		$ 23,500,000
Aggregate future commitment to purchase electricity and steam from the joint venture		160,700,000
Purchases under future commitment		$ 25,800,000	$ 25,000,000